Annual Total Returns[BarChart] - Artisan Global Value Fund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.50%	18.98%	31.12%	4.50%	(2.87%)	9.99%	21.58%	(13.01%)	23.79%	6.48%